Net income per ordinary share (Tables)	3 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended
	March 31, 2021	March 31, 2020
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	52,811,460	53,348,355
Effect of dilutive share options outstanding	498,993	556,667
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	53,310,453	53,905,022

The reconciliation of net income attributable to the Group and net income attributable to the Group (including NCI redemption amount) as used to calculate net income per ordinary share attributable to the Group is as follows:

	Three Months Ended
	March 31, 2021	March 31, 2020
	(in thousands)
Net income attributable to the Group	$97,122	$91,696
Noncontrolling interest adjustment to redemption amount	—	(4,522)
Net income attributable to the Group (including NCI redemption adjustment)	$97,122	$87,174

	Three Months Ended
	March 31, 2021	March 31, 2020
Net income per Ordinary Share attributable to the Group (including NCI redemption adjustment):
Basic	$1.84	$1.63
Diluted	$1.82	$1.62